JPMORGAN TRUST IV
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
March 3, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 153 (Amendment No. 154 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2026.
Please contact the undersigned at 602-383-1747 or erika.k.messbarger@jpmchase.com if you have any questions.
Very truly yours,
/s/ Erika K. Messbarger
Erika K. Messbarger
Assistant Secretary

APPENDIX A
J.P. Morgan SmartRetirement Funds
JPMorgan SmartRetirement 2070 Fund
J.P. Morgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend 2070 Fund